CONTINGENCIES	12 Months Ended
Dec. 31, 2025
CONTINGENCIES
CONTINGENCIES

Note 19 — CONTINGENCIES

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.